U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  204549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2



1.     Name and address of issuer:
             Cowen Standby Tax-Exempt Reserve Fund, Inc.
             Financial Square
             New York, NY 10005

2.     Name of each series or class of funds for which this notice is filed:

             Cowen Standby Tax-Exempt Reserve Fund, Inc.


3.     Investment Company Act File Number:               811-4344

       Securities Act File Number:                        2-98681

4.     Last day of fiscal year for which this notice is filed:

              September 30, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for the purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                       [    ]

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):
                                                        n/a

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
                                                        none

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:
                                                        none


9. Number and aggregate sale price of securities sold during the fiscal year:

              Shares= 733,917,433          Sales= $733,917,433

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

              Shares= 729,409,259          Sales= $729,409,259

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

              Shares= 4,508,174          Sales= $4,508,174

12.     Calculation of registration fee:

     (i)     Aggregate sale price of securities sold
             during the fiscal year in reliance on rule
             24f-2 (from Item 10):                             $   729,409,259

     (ii)    Aggregate price of shares issued in
             connection with dividend reinvestment
             plans (from Item 11, if applicable):              +     4,508,174

     (iii)     Aggregate price of shares redeemed or
               repurchased during the fiscal year
               (if applicable):                                    685,398,060

     (iv)     Aggregate price of shares redeemed or
              or repurchase and previously applied as
              a reduction to filing fees pursuant to
              rule 24e-2 (if applicable):                            +     n/a

     (v)      Net aggregate price of securities sold
              and issued during the fiscal year in reliance
              on rule 24f-2 [line (i), plus line (ii), less
              line (iii), plus line (iv)] (if applicable):          48,519,373

     (vi)     Multiplier prescribed by Section 6(b) of the
              Securities Act of 1933 or other applicable
              law or regulation (see Instruction C.6):        x     1/33 of 1%

     (vii)    Fee due [line (i) or line (v) multiplied by
              line (vi)]:                                           $14,702.84

Instruction:     Issuers should complete lines (ii), (iii), (iv), and (v)
                 only is the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                        [  x ]

       Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                                                    October 22, 1996

SIGNATURES

      This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


                    By (Signature and Title)*     /s/ Creighton H. Peet

                                                  Creighton H. Peet, Treasurer


              Date:     November 5, 1996

          *Please print the name and title of the signing officer below the signature.